INCOME TAXES - Components of profit (loss) before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(Loss) income before income taxes - PRC	$ 21,320,470	$ 20,551,832	$ 6,117,021
(Loss) income before income taxes	19,054,472	22,029,792	(9,305,224)
The Cayman Islands
(Loss) income before income taxes - Foreign	2,442,082	(1,302,817)	946,035
International
(Loss) income before income taxes - Foreign	$ (4,708,080)	$ 2,780,777	$ (16,368,280)